Joint ventures and associated companies (Tables)	12 Months Ended
Oct. 31, 2024
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Summary of Carrying Value of Interests in Joint Ventures and Associated Companies Accounted Under the Equity Method
The following table summarizes the carrying value of our interests in joint ventures and associated companies accounted for under the equity method as well as our share of the income of those entities.

	Joint ventures		Associated companies
	As at and for the year ended

(Millions of Canadian dollars)	October 31 2024	October 31 2023	October 31 2024	October 31 2023
Carrying amount	$542	$215	$293	$286
Share of:
Net income (1)	$64	$18	$(41)	$5

(1)	Excludes impairment losses recognized on our interests in joint ventures and associated companies. During the year ended October 31, 2024, we recognized impairment losses of $38 million in Non-interest income – Income (loss) from joint ventures and associates with respect to our interest in an associated company in our Wealth Management segment (October 31, 2023 – $242 million).